Fees Summary	Nov. 14, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The pricing supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of the related offering is $750,000,000.
Narrative - Max Aggregate Offering Price	$ 750,000,000